SHARE CAPITAL	3 Months Ended
Mar. 31, 2024
SHARE CAPITAL

15. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the three months ended March 31, 2024,

●	The Company issued 63,658 common shares for the vesting of restricted share units.
●	The Company issued 3,800,000 common shares for the exercise of warrants
●	The Company issued 11,200,000 units consisting of one common share and one warrant and 2,200,00 units consisting of one prefunded warrant and one warrant in a financing for $4,877,475 with share issuance costs of $752,498 for net proceeds of $4,274,391. Of the total share issuance costs $441,166 were expensed in other income (expense). Value of the issuance was allocated $2,017,966 to the shares, and $2,859,509 to the warrants, including $431,084 allocated to prefunded warrants. The prefunded warrants were exercised on the date of issue.
●	900,000 shares were returned to treasury that were held in escrow related to the Vital Intelligence Inc. acquisition for failure to meet required milestones. All value that had been recorded related to these shares had been previously written off.

During the year ended December 31, 2023,

●	The Company issued 1,508,255 common shares for the vesting of restricted share units.
●	The Company issued 8,000,000 common shares in a financing for $10,856,166 with share issuance costs of $1,953,032 for net proceeds of $8,903,134.
●	The Company issued 650,729 common shares in an ATM (“At – the - market”) financing for $1,748,946 with share issuance costs of $222,136 for net proceeds of $1,526,810.
●	The Company issued 4,800,000 common shares in a financing for proceeds of $4,858,995 with share issuance costs of $889,623 for net proceeds of $3,969,372. Of the total share issuance costs $793,979 were expensed in other income (expense). Value of the issuance was allocated $520,064 to the shares and $4,338,931 to derivative liability.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at March 31, 2024, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	5.57	278,332	278,332
November 19, 2019	November 19, 2029	$2.50	5.63	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	6.07	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	6.07	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	1.25	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	6.64	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	6.83	30,000	30,000
March 8, 2021	March 8, 2026	$13.90	1.93	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	7.06	137,665	113,994
September 9, 2021	September 9, 2026	$4.84	2.44	25,826	17,217
November 9, 2023	November 9, 2033	$0.626	9.59	30,000	10,000
				888,823	836,543

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	877,157	$4.60
Forfeited	(9,999)	3.77
Issued	30,000	0.63
Outstanding, December 31, 2023	897,158	$4.48
Forfeited	(8,335)	10.15
Outstanding, March 31, 2024	888,823	$4.42

No options were granted by the Company during the three months ended March 31, 2024.

During the three months ended March 31, 2024, the Company recorded $26,689 (2023 – $103,012) in stock-based compensation in relation to the vesting of stock options. The fair values of stock options granted were estimated using the Black-Scholes Option Pricing Model.

Restricted Share Units

During the three months ended March 31, 2024, the Company recorded share-based payment expense of $172,218 (2023 - $437,551) for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

As at March 31, 2024, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2022	1,198,875
Vested	(1,508,255)
Issued	1,685,316
Forfeited	(262,969)
Outstanding, December 31, 2023	1,112,967
Vested	(63,658)
Forfeited	(36,203)
Outstanding, March 31, 2024	1,013,106

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

Warrants

During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company issued pre-funded warrants (“USD pre-funded Warrants”) where a portion of the funds related to the eventual exercise have already been received with the remaining exercise price in USD. Being in a foreign currency that is not the Company’s functional currency and these pre-funded warrants were not issued in exchange for services, the value related to the future exercise price of the USD pre-funded Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, the portion of the USD pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period. At the date of issue the warrants were valued with a risk free rate of 4.33%, volatility of 119.23%, expected life of 5 years and an expected dividend yield rate of 0%. The broker warrants were valued with a risk free rate of 4.48%, volatility of 107.8%, expected life of 3 years and an expected dividend yield of 0%.

Warrant Derivative Liability

Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125
Warrants issued	2,859,509
Warrants exercised	(1,204,491)
Change in fair value of warrants outstanding	(1,817,569)
Balance at March 31, 2024	$4,033,574

Derivative liability balance at	March 31, 2024	December 31, 2023
Warrants	$4,033,574	$4,196,125

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at March 31, 2024	Fair Value at March 31, 2024	Number of Warrants Outstanding at December 31, 2023(5)	Fair Value at December 31, 2023
October 30, 2023 (1)	US$	0.6123	6,400,000	1,130,828	6,400,000	3,180,543
October 30, 2023 (2)	US$	0.0001	-	-	1,600,000	1,015,582
February 26, 2024 (3)	US$	0.1761	13,400,000	2,902,746	-	-
February 26, 2024 (4)	US$	0.17	-	-	-	-
			19,800,000	$4,033,574	8,000,000	$4,196,125

1)	The warrants expire October 30, 2028.
2)	The warrants have no expiry date. They were exercised January 5, 2024.
3)	The warrants expire February 26, 2029.
4)	The warrants have no expiry date. They were exercised February 26, 2024.

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	March 31, 2024	December 31, 2023
Risk free interest rate	4.21%	3.84%
Expected volatility	119.47%	113.78%
Expected life	4.6 - 4.91 years	4.8 years
Expected dividend yield	0%	0%

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	7,916,797	$5.08
Issued	8,320,000	0.50
Expired	(7,661,999)	5.89
Outstanding, December 31, 2023	8,574,798	$0.63
Issued	16,270,000	0.22
Exercised	(3,800,000)	0.0001
Outstanding March 31, 2024	21,044,798	$0.51

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

15.	SHARE CAPITAL (CONT’D)

As at March 31, 2024, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
October 30, 2023	October 30, 2026	US$	0.6875	320,000
October 30, 2023	October 30, 2028	US$	0.6123	6,400,000
February 26, 2024	February 26, 2027	US$	0.3375	670,000
February 26, 2024	February 26, 2029	US$	0.1761	13,400,000
				21,044,798

The weighted average remaining contractual life of warrants outstanding as of March 31, 2024, was 4.66 years (December 31, 2023 – 4.63 years).